Liquidity - Financial Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Liabilities
Carrying Amount	€ 13,005	€ 13,344
Total current financial liabilities	4,528	2,348
Total non-current financial liabilities	11,042	13,605
Total financial liabilities	€ 15,570	€ 15,953
Financial debt as % of financial liabilities	84.00%	84.00%
Interest rate	0.83%	0.87%	1.09%
Bonds
Financial Liabilities
Carrying Amount	€ 9,751	€ 10,369
Private placements
Financial Liabilities
Carrying Amount	790	742
Commercial Paper
Financial Liabilities
Carrying Amount	931	€ 931
Interest rate		(0.40%)
Bank loans
Financial Liabilities
Carrying Amount	1,533	€ 1,302
Current
Financial Liabilities
Nominal Volume	3,756	1,482
Carrying Amount	3,760	1,484
Total current financial liabilities	€ 4,528	€ 2,348
Financial debt as % of financial liabilities - current	83.00%	63.00%
Current | Bonds
Financial Liabilities
Nominal Volume	€ 900	€ 500
Carrying Amount	900	500
Current | Private placements
Financial Liabilities
Nominal Volume	393	0
Carrying Amount	396	0
Current | Commercial Paper
Financial Liabilities
Nominal Volume	930	930
Carrying Amount	931	931
Current | Bank loans
Financial Liabilities
Nominal Volume	1,533	52
Carrying Amount	1,533	52
Non Current
Financial Liabilities
Nominal Volume	9,338	11,801
Carrying Amount	9,245	11,860
Total non-current financial liabilities	€ 11,042	€ 13,605
Financial debt as % of financial liabilities - non-current	84.00%	87.00%
Non Current | Bonds
Financial Liabilities
Nominal Volume	€ 8,965	€ 9,844
Carrying Amount	8,851	9,868
Non Current | Private placements
Financial Liabilities
Nominal Volume	373	707
Carrying Amount	393	742
Non Current | Commercial Paper
Financial Liabilities
Nominal Volume	0	0
Carrying Amount	0	0
Non Current | Bank loans
Financial Liabilities
Nominal Volume	0	1,250
Carrying Amount	€ 0	€ 1,250